Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.39

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2025030411	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-updated 1008 provided. Updated DTI Ratios within allowable tolerance. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1008 & XXX Credit - Seller-XXX
														Open-DTI Variance XXX% greater than XXX% due to all other monthly payments between 1008 & actual payments from XXX. Actual calculation totals all other monthly payment $XXX/$XXX =XXX% DTI. XXX credit report missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1008 & XXX Credit - Seller-XXX	Resolved-updated 1008 provided. Updated XXX Ratios within allowable tolerance. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030411	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX XXX Credit Report is Missing	Resolved-Borrower XXX XXX Credit Report is not missing. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Credit - Seller-XXX
														Open-Borrower XXX XXX Credit Report is Missing Provide XXX Credit Report. Borrower XXX XXX Credit Report is Missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Credit - Seller-XXX	Resolved-Borrower XXX XXX Credit Report is not missing. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030411			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-XXX Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-XXX		Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030411	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Updated current/prior address provided. - Due Diligence Vendor-XXX
Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX
Open-The Final 1003 is Incomplete - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX
														Open-The Final 1003 is Incomplete Final 1003 reflects Borrower has been at current address for XXX years, XXX months. If at address for less than XXX year marked as 'XXX". - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated XXX - Seller-XXX	Resolved-Updated current/prior address provided. - Due Diligence Vendor-XXX Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030441	Closed	XXX	XXX	Resolved	1 - Information	A	A	Servicing	Pay History	Pay History Review: Missing Payment History	Resolved-Updated using prior XXX updated to XXX months. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 and UW notes: Prior to address Borrower lived at XXX attached to it is XXX/XXX fund with XXX reviewed
 - Seller-XXX
														Open-Only have XXX months reviewed for primary on the credit supplement page. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated XXX and XXX notes: Prior to address Borrower lived at XXX attached to it is XXX/XXX fund with XXX reviewed - Seller-XXX	Resolved-Updated using prior XXX updated to XXX months. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030447	Closed	XXX	XXX	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Fees: Limited	Cured-$XXX XXX, XXX, XXX and proof of delivery provided. - Due Diligence Vendor-XXX
Cured- - Due Diligence Vendor-XXX
Resolved-$XXX XXX , XXX, XXX and proof of delivery provided. - Due Diligence Vendor-XXX
Resolved-Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. $XXX cure check, XXX/cover letter & tracking - Seller-XXX
Open-The total amount of the XXX% category fees on the last Closing Disclosure ($XXX) has increased by more than XXX% over the current baseline value of ($XXX). The total amount of fees in the XXX% category cannot exceed ($XXX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the XXX% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). Provide XXX for the Increase in Recording fee from LE ($XXX) to Final CD ($XXX) or $XXX XXX, XXX, XXX to borrower and proof of delivery. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. $XXX cure check, XXX/cover letter & tracking - Seller-XXX	Cured-$XXX Tolerance Cure, XXX, XXX and proof of delivery provided. - Due Diligence Vendor-XXX
 Resolved-$XXX Tolerance Cure, XXX, XXX and proof of delivery provided. - Due Diligence Vendor-XXX
 Resolved-Resolved - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030447	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Updated Income Worksheet provided. XXX meets GL's - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated income and 1003/1008 - Seller-XXX
														Open-Audited DTI Exceeds Guideline XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated income and 1003/1008 - Seller-XXX	Resolved-Updated Income Worksheet provided. XXX meets GL's - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030447	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated 1008 provided. Resolved - Due Diligence Vendor-XXX
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
Resolved-Updated 1008 provided.  Resolved - Due Diligence Vendor-XXX
Open-The 1008 document is missing from the loan file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated income and 1003/1008 - Seller-XXX
Open-The 1008 document is missing from the loan file. 1008 provided. However, Primary Housing Ratio missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated income and 1003/1008 - Seller-XXX	Resolved-Updated 1008 provided. Resolved - Due Diligence Vendor-XXX
 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
 Resolved-Updated 1008 provided.  Resolved - Due Diligence Vendor-XXX
																	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030447	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI Requirements	Resolved-Updated Income Worksheet provided. DTI meets GL's - Due Diligence Vendor-XXX
Resolved-Audited DTI of XXX% is less than or equal to Guideline DTI of XXX% - Due Diligence Vendor-XXX
Resolved-Updated Income Worksheet provided.  DTI meets GL's - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated income and 1003/1008 - Seller-XXX
Open-Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI XXX exceeds Max allowed of XXX% per GL's. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated income and 1003/1008 - Seller-XXX	Resolved-Updated Income Worksheet provided. XXX meets GL's - Due Diligence Vendor-XXX
 Resolved-Audited DTI of XXX% is less than or equal to Guideline DTI of XXX% - Due Diligence Vendor-XXX
 Resolved-Updated Income Worksheet provided.  XXX meets GL's - Due Diligence Vendor-XXX
																	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030447	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	XXX disaster issue and/or risk. (2)	Resolved-XXX shows property does not have damage. Report is after declaration date - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. We need to escalate this. As long as the report are completed after the incident/declared date we are within guides to clear this file. Can you please escalate this XXX up to be reviewed and cleared.  - Seller-XXX
Counter-XXX declared on XXX does not have an incident end date as of XXX. Once the end date has been declared we will need an updated XXX dated after the end date - Due Diligence Vendor-XXX
Ready for Review-XXX  declared on XXX does not have an incident end date as of XXX. Once the end date has been declared we will need an updated XXX dated after the end date - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Disaster Report - Seller-XXX
Open-Property in XXX which is impacted by XXX with no end date. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. We need to escalate this. As long as the report are completed after the incident/declared date we are within guides to clear this file. Can you please escalate this one up to be reviewed and cleared. - Seller-XXX
 Ready for Review-Document Uploaded. Disaster Report - Seller-XXX
																Resolved-XXX shows property does not have damage. Report is after declaration date - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030447	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	XXX disaster issue and/or risk.	Resolved-XXX shows property does not have damage. Report is after declaration date - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. We need to escalate this. As long as the report are completed after the incident/declared date we are within guides to clear this file. Can you please escalate this one up to be reviewed and cleared.  - Seller-XXX
Counter-XXX  declared on XXX does not have an incident end date as of XXX. Once the end date has been declared we will need an updated XXX dated after the end date - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Disaster Report - Seller-XXX
Open-Property in XXX County whih affected by XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. We need to escalate this. As long as the report are completed after the incident/declared date we are within guides to clear this file. Can you please escalate this one up to be reviewed and cleared. - Seller-XXX
 Ready for Review-Document Uploaded. Disaster Report - Seller-XXX
																Resolved-XXX shows property does not have damage. Report is after declaration date - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030447	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Property potentially affected by XXX (s) XXX (XXX)	Resolved-XXX post Debby provided. End Date XXX. No visible damage and XXX states no visible damage, - Due Diligence Vendor-XXX
Open-Property potentially affected by XXX Disaster. XXX - Declared XXX with an Incident End Date of XXX with Public Assistance: YES and Individual Assistance: NO. Property inspection with exterior photos required.

Inital Declaration XXX - Due Diligence Vendor-XXX
Ready for Review-QC to review as end date has populated - Due Diligence Vendor-XXX
Counter-Property potentially affected by XXX Disaster. XXX - Declared XXX with an Incident End Date of XXX with Public Assistance: YES and Individual Assistance: NO. Property inspection with exterior photos required. - Due Diligence Vendor-XXX
Escalated-No incident end date and awaiting management decision.  - Due Diligence Vendor-XXX
														Ready for Review-Document Uploaded. Disaster Report - Seller-XXX	Ready for Review-Document Uploaded. Disaster Report - Seller-XXX	Resolved-XXX post XXX provided. End Date XXX. No visible damage and XXX states no visible damage, - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030450	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Rescored fraud report - Seller-XXX
														Open-Fraud Report Shows Uncleared Alerts XXX and XXX category alerts are not cleared - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Rescored fraud report - Seller-XXX	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025030450	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI unknown	Resolved-DTI within XXX% tolerance. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1008 & 1003 - Seller-XXX
														Open-Calculated DTI was XXX% (PITI$XXX+Other liabilities $XXX=XXX/XXX) but 1008 reflects XXX%. XXX is off due to the XXX and Insurance differences. insurance docs in file state supplement insurance with monthly payment of $XXX., XXX amount on 1008 is $XXX but appraisal reflects $XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1008 & 1003 - Seller-XXX	Resolved-DTI within XXX% tolerance. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025030450	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated XXX provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated XXX & XXX - Seller-XXX
Open-The XXX document is missing from the loan file. 01)Payment letter & XXX, XXX does not have the supplement insurance and there is no proof in file also but  XXX reflects the supplement insurance with monthly payment of $XXX.
02) XXX amount on XXX is $XXX but appraisal reflects $XXX.
														03) As per Credit report tradeline "XXX' has outstanding balance of $XXX, so considered XXX% as monthly payment but XXX not considered. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1008 & 1003 - Seller-XXX	Resolved-Updated XXX provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025030448	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-XXX XXX received with an LCA score XXX. Meets guidelines for XXX XXX Appraisal Review Requirements. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. No secondary as this is XXX - Seller-XXX
														Open-A Secondary Valuation was not provided for Securitization requirements. Provide a XXX XXX report with a CU score less than XXX and/or an Appraisal Desk Review. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. No secondary as this is XXX - Seller-XXX	Resolved-XXX XXX/XXX received with an LCA score XXX. Meets guidelines for XXX Appraisal Review Requirements. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030448	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-No Loss Statement received that there were no issues in the XXX XXX in coverage. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Verification of no losses during XXX day XXX on insurance - Seller-XXX
														Open-Hazard Insurance Effective Date of XXX is after the Note Date of XXX Provide Current XXX effective the date of the loan. Hazard Insurance Effective Date of XXX is after the Note Date of XXX. Funding Date of the loan was also XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Verification of no losses during XXX day XXX on insurance - Seller-XXX	Resolved-No Loss Statement received that there were no issues in the one-day XXX in coverage. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030442	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	XXX disaster issue and/or risk.	Resolved-XXX shows no damages on property and this was completed after XXX declaration date. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please escalate; we should not need to wait until a disaster end date to order a Disaster Report. Attached are the guides. We can use XXX and if any damage would need a re-inspection by the appraiser - Seller-XXX
Counter-XXX declared on XXX does not have an incident end date as of XXX Once the end date has been declared we will need an updated XXX dated after the end date"  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Disaster Report - Seller-XXX
Open-Property potentially affected by XXX Disaster. XXX, XXX - Declared XXX without an Incident End Date with XXX Assistance: NO and XXX Assistance: YES. After the disaster end date, a Property inspection with XXX  is required.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Please escalate; we should not need to wait until a XXX end date to order a Disaster Report. Attached are the guides. We can use XXX and if any damage would need a re-inspection by the appraiser - Seller-XXX
 Ready for Review-Document Uploaded. Disaster Report - Seller-XXX
																Resolved-XXX shows no damages on property and this was completed after XXX declaration date. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030442	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Hazard Insurance Coverage Inadequate	Resolved-XXX confirms no supplemental insurance. Updated XXX provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. There is no Supplemental insurance on the file, see XXX - Seller-XXX
														Open-Based on XXX there is supplement insurance on the property for XXX monthly. Need the XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. There is no Supplemental insurance on the file, see XXX - Seller-XXX	Resolved-XXX confirms no supplemental insurance. Updated 1008 provided. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030442	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Updated XXX provided. DTI within allowable tolerance. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Negative rents corrected to $XXX but total liabilities are $XXX per Credit report and XXX. Total Liabilities $XXX + $XXX (PITIA) / $XXX  Back end is at XXX%
*Front end DTI is at XXX, $XXX / $XXX. There is no supplemental insurance and subject is not in a XXX per appraisal and Prelim, XXX matches.
*UPDATED 1008 attached with corrected numbers above.  XXX/XXX
 - Seller-XXX
Open-DTI is off Based on final XXX negative rental income is at XXX and liabilities total is at XXX back end is at XXX.  Front End DTI is at XXX is correct if there is supplemental insurance for XXX and XXX dues of XXX monthly.

If no additional insurance or XXX dues will need to adjust total of XXX out of the front-end DTI. XXX/XXX= XXX front end and back end with XXX+XXX liabilities and XXX rent loss XXX/XXX= XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Negative rents corrected to $XXX but total liabilities are $XXX per Credit report and XXX. Total Liabilities $XXX + $XXX (XXX) / $XXX Back end is at XXX%
*Front end DTI is at XXX, $XXX / $XXX. There is no supplemental insurance and subject is not in a XXX per appraisal and Prelim, XXX matches.
*UPDATED XXX attached with corrected numbers above.  XXX/XXX
 - Seller-XXX
																Resolved-Updated XXX provided. DTI within allowable tolerance. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030442	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated 1008 provided. Data points updated. - Due Diligence Vendor-XXX
Ready for Review- - Due Diligence Vendor-XXX
Resolved-Updated 1008 document uploaded, verified & entered in System - Resolved. - Due Diligence Vendor-XXX
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1008 reflecting updated information in condition.
1. No XXX- property is not in a XXX. XXX, XXX, Appraisal confirm not in a XXX.
2. No Supplemental Insurance.  XXX is the only XXX per XXX and docs in file.
 - Seller-XXX
Open-The 1008 document is missing from the loan file. Provide updated 1008, provided on page #XXX reflecting XXX of $XXX no XXX, and v of $XXX whereas as per appraisal on page #XXX XXX is not checked and no XXX amount reflecting and Deed of Trust on page #XXX XXX is not checked Need updated XXX without XXX dues and the DTI's adjusted taking out the XXX fees - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1008 reflecting updated information in condition.
1. No XXX- property is not in a XXX. XXX, Prelim, Appraisal confirm not in a XXX.
2. No Supplemental Insurance.  XXX is the only XXX per XXX and docs in file.
 - Seller-XXX
Resolved-Updated XXX provided. Data points updated. - Due Diligence Vendor-XXX
 Resolved-Updated XXX document uploaded, verified & entered in System - Resolved. - Due Diligence Vendor-XXX
 Resolved-The XXX document is present in the loan file. - Due Diligence Vendor-XXX
																	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030442	Closed	XXX	XXX	Resolved	A	A	Valuation	Appraisal	Appraisal	Resolved- - Due Diligence Vendor-XXX
Ready for Review-Resolved NO XXX dues  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX with Final CD & XXX marked "NO" for XXX FEE - Seller-XXX
														Open-Based on CD in file there is an XXX and the appraisal has it marked as No XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX with Final CD & XXX marked "NO" for XXX FEE - Seller-XXX		XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030449	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal XXX missing	Resolved-XXX appraisal for XXX transaction provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX appraisals - Seller-XXX
														Open-XXX transactions require a XXX appraisal, the XXX appraisal must be dated prior to the loan consummation/note date. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX appraisals - Seller-XXX	Resolved-XXX appraisal for XXX transaction provided. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030443	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated 1008 document uploaded, verified & entered in System - Resolved. - Due Diligence Vendor-XXX
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 1008 - Seller-XXX
														Open-The 1008 document is missing from the loan file. Provide updated 1008 with correct P&I. 1008 P&I ($XXX) not matching Note P&I ($XXX). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1008 - Seller-XXX	Resolved-Updated XXX document uploaded, verified & entered in System - Resolved. - Due Diligence Vendor-XXX Resolved-The XXX document is present in the loan file. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030443	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-XXX uploaded, verified & entered in System - Resolved.
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. CDA - Seller-XXX
														Open-Provide XXX or Additional Valuation per securitization requirements - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - Seller-XXX	Resolved-XXX Valuation uploaded, verified & entered in System - Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030443			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	XXX is Missing	Resolved-XXX provided and updated. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. Recorded XXX with XXX - Seller-XXX Open-Provide XXX XXX . XXX XXX missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Recorded XXX with XXX - Seller-XXX	XXX provided and updated. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030445	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Doc Issue	XXX: Missing Consent of XXX	Waived-Lender's Exception received waiving the XXX Consent. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Exception Approval - Seller-XXX
														Open-Property is in XXX and a XXX is present, however XXX Consent is missing on file. The 1003 lists the borrower as XXX and the mortgage is XXX in the name of a XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Exception Approval - Seller-XXX	Waived-Lender's Exception received waiving the XXX Consent. - Due Diligence Vendor-XXX	XXX.pdf		(1) Seasoned Investor. (2) XXX% LTV is below the guidline of XXX%. (3) XXX FICO score is above the guideline of XXX. (4) XXX months of reserves is above the guideline of XXX months.	XXX	XXX	XXX	NA	XXX	Originator Post-Close	Yes
XXX	2025030445	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Evidence of XXX is present. Calculation, per lender, was the Appraised Value on the XXX: $XXX x XXX% = $XXX annual tax. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Tax calculation from title - Seller-XXX
Open-Missing Evidence of XXX Property taxes used were $XXX monthly (about $XXX annual). File is missing the document to validate the taxes used. The Tax Cert provided (page 651) is for XXX Taxes as XXX. The Appraisal shows $XXX in annual taxes. And the Tax Cert Tax Rate @ XXX% calculated property taxes at $XXX using the $XXX sales price. Unable to verify the $XXX amount that was used.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Tax calculation from XXX - Seller-XXX	Resolved-Evidence of XXX is present. Calculation, per lender, was the Appraised Value on the XXX: $XXX x XXX% = $XXX annual tax. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025030444	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Doc Issue	XXX: Missing Consent of XXX	Waived-Lender's Exception received waiving the XXX Consent. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Exception Approval - Seller-XXX
														Open-Property is in XXX and a XXX is present, however XXX Consent is missing on file. The 1003 lists the borrower as XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Exception Approval - Seller-XXX	Waived-Lender's Exception received waiving the XXX Consent. - Due Diligence Vendor-XXX	XXX.pdf		(1) Seasoned Investor. (2) XXX% LTV is below the guidline of XXX%. (3) XXX FICO score is above the guideline of XXX. (4) XXX months of reserves is above the guideline of XXX months.	XXX	XXX	XXX	NA	XXX	Originator Post-Close	Yes
XXX	2025030444	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Property Tax Cert	Resolved-Tax Cert received showing Lender's calculation of $XXX Proposed Total Value in XXX x XXX% Total Tax Rate = $XXX. However the actual calculation would be $XXX x XXX% = $XXX. System updated to reflect. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Tax doc from The XXX  verifying the County’s value used for the tax calculation - Seller-XXX
Open-Property taxes used were $XXX monthly (about $XXX annual). File is missing the document to validate the taxes used. The Tax Cert provided (page 584) is for XXX Taxes as XXX. The Appraisal shows $XXX in annual taxes. And the Tax Cert Tax Rate @ XXX% calculated property taxes at $XXX using the $XXX sales price. Unable to verify the $XXX amount that was used. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX doc from The XXX verifying the County’s value used for the tax calculation - Seller-XXX	Resolved-Tax Cert received showing Lender's calculation of $XXX Proposed Total Value in XXX x XXX% Total Tax Rate = $XXX. However the actual calculation would be $XXX x XXX% = $XXX. System updated to reflect. - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A